STOCKHOLDERS’ DEFICIT (Tables)	12 Months Ended
Feb. 28, 2026
Equity [Abstract]
SUMMARY OF PREFERRED STOCK WARRANT ACTIVITY

Summary of Preferred Stock Warrant Activity

	Number of Series F Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2025	939	$1.00	8.5
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at February 28, 2026	939	$1.00	7.5

SUMMARY OF WARRANT AND STOCK OPTION ACTIVITY

Summary of Warrant and Stock Option Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 29, 2024	3,005,957	$0.30	1.00
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	(2,533,243)	(0.30)	—
Outstanding at February 28, 2025	472,714	$0.30	2.44
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	(2,714)	(0.04)	—
Outstanding at February 28, 2026	470,000	$0.04	1.44

SUMMARY OF COMMON STOCK OPTION ACTIVITY

Summary of Common Stock Option Activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2024	1,886,670	$2.00	4.10
Issued	—	—	—
Exercised	—	—	—
Forfeited, extinguished and cancelled	(64,389)	$2.00	(3.50)
Outstanding at February 28, 2025	1,822,281	$2.00	3.10

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2025	1,822,281	$2.00	3.10
Issued	—	—	—
Exercised	—	—	—
Forfeited, extinguished and cancelled	(90,160)	$2.00	(2.60)
Outstanding at February 28, 2026	1,732,121	$2.00	2.10